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           [Letterhead of Sutherland Asbill & Brennan LLP]

STEPHEN E. ROTH
DIRECT LINE: 202.383.0158
Internet: steve.roth@sablaw.com


                                      February 22, 2005


VIA EDGAR
=========
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


    Re:   Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-6 for COUNTRY Investors Variable
          Life Account  (File No. 333-106757)

Commissioners:

    On behalf of COUNTRY Investors Life Assurance Company ("COUNTRY") and COUNTRY Investors Variable Life Account (the "Account"), we are transmitting for filing to the Commission pursuant to the Securities Act of 1933, as amended and Rule 485(a) of Regulation C thereunder, Post-Effective Amendment No. 2 (the "Amendment") to the registration statement on Form N-6 for certain flexible premium variable life insurance policies.

    The Amendment is being filed pursuant to paragraph (a) of Rule 485 to add disclosure and to modify existing disclosure pertaining to COUNTRY's policies and procedures on frequent trading, as required by new disclosure item 7(e) to Form N-6 and to add an accelerated death benefit feature to this product. Updated financial statements and expense information not included in this registration statement will be included in a subsequent post-effective amendment to the registration statement filed under paragraph (b) of Rule 485.

    If you have any questions or comments regarding the Amendment, please call Thomas Bisset at (202) 383-0118.


                                  Sincerely,

                                  /s/ Stephen E. Roth
                                  -------------------
                                  Stephen E. Roth



cc:   Virginia Eves
      Kristi Rojohn
      Thomas Bisset